SCHEDULE OF CONSOLIDATED COMPANIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Paid in capital	$ 500,000
Tianan Technology Group Ltd [Member]
Percent principal activities	Investment holding
Yunke Jingrong Information Technology Co Ltd [Member]
Percent principal activities	Investment holding
Shanghai Quige Power Technology Co Ltd [Member]
Percent principal activities	Production and distribution of power drive product systems
Tianan Technology Group Ltd [Member]
Date of Incorporation	Apr. 08, 2021
Domicile of Incorporation	British Virgin Islands
Paid in capital	$ 0
Tianan Technology Group Ltd [Member] | Mr. Heng Fei Yang [Member]
Percentage of effective ownership	89.00%
Yunke Jingrong Information Technology Co Ltd [Member]
Date of Incorporation	Oct. 27, 2021
Domicile of Incorporation	PRC
Paid in capital	$ 0
Yunke Jingrong Information Technology Co Ltd [Member] | Tianan [Member]
Percentage of effective ownership	100.00%
Shanghai Quige Power Technology Co Ltd [Member]
Date of Incorporation	Aug. 10, 2016
Domicile of Incorporation	PRC
Paid in capital	$ 0
Shanghai Quige Power Technology Co Ltd [Member] | Yunke Jingrong [Member]
Percentage of effective ownership	100.00%